Long-Term Debt (Narrative) (Details) $ in Thousands	Apr. 29, 2016 Agreement	Dec. 31, 2016 USD ($)	Apr. 28, 2016 USD ($)	Dec. 31, 2015 USD ($)
Debt Disclosure [Abstract]
Number of credit agreement | Agreement	2
Capitalized costs for debt issuance, discounts or premium | $		$ 48,764	$ 0	$ 0